Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2016	Jan. 31, 2016
Vessels [Line Items]
Proceeds from cancellation of vessels under construction	$ 0	$ 5,800	$ 0
Impairment loss	29,221	321,978	$ 0
Other non-current assets	1,604	0
Prepaid expenses and other receivables	$ 5,641	$ 8,604
Two newbuilding contracts
Vessels [Line Items]
Number of newbuilding contracts terminated	2
Impairment loss	$ 1,068
Behemoth and Bruno Marks
Vessels [Line Items]
Number of vessels delivered					2
Jenmark, Star Aries and Star Taurus
Vessels [Line Items]
Number of vessels delivered				3
Newbuilding Vessels or Lease Agreements
Vessels [Line Items]
Number of contracts for Newbuildings acquired	5
Total aggregate remaining contracted price plus agreed additional amounts	$ 187,014
Newbuildings periodic installments, next twelve months	112,675
Newbuildings periodic installments, 2018	74,339
Financed through bareboat capital lease arrangements | Newbuilding Vessels or Lease Agreements
Vessels [Line Items]
Newbuildings periodic installments, next twelve months	79,936
Newbuildings periodic installments, 2018	39,984
Refund receivable from the shipyards
Vessels [Line Items]
Refund receivable from the shipyards	4,820
Other non-current assets	1,604
Prepaid expenses and other receivables	$ 3,216